LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
LEASE OBLIGATIONS [Text Block]

16. Lease obligations

The Company has a lease agreement for the head office location in Toronto, Canada with a monthly obligation of aproximately $16,500 (Cdn $22,500).

Effective January 1, 2019, the Company adopted IFRS 16 to its accounting policy and recognized a right-of-use asset and a lease liability of $739,106 (Cdn $1,008,331) for its office lease agreement. On July 1, 2020 the right-of-use-asset was revalued at $687,957 (Cdn $932,123). The right-of-use asset is being amortized on a straight-line basis over the lease term. The discount rate used to revalue the lease liability was 3.45%. As at December 31, 2021, the undiscounted cash flows for this office lease agreement to October 31, 2022 were $157,149 (Cdn $228,209).

Changes in the lease obligation for the years ended December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Balance - beginning of the period	$348,244	$591,183
Liability settled	$(218,880)	$(213,183)
Liability revaluation	$-	$(51,149)
Interest expense	$9,320	$21,393
Balance - end of the period	$138,684	$348,244

Current portion	$138,684	$188,370
Long-term portion	$-	$159,874
Total lease obligation	$138,684	$348,244

For the year ended December 31, 2021, the Company recognized lease revenues of $52,668 in the consolidated statements of loss and comprehensive loss from its sub-lease arrangement with Gentor Resources Inc. (year ended December 31, 2020 - $53,623; year ended December 31, 2019 - $106,774). The Company has an exploration office lease in Congo, which can be cancelled with three months notices in advance without any penalty. For the year ended December 31, 2021, the lease expense in the amount of $20,400 (year ended December 31, 2020 - $20,400; year ended December 31, 2019 - $20,400) in relation to the Congo office, was capitalized to exploration and evaluation assets.